Net fees and commissions income - Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Fee and commission expense [abstract]
Fees and commissions paid	₩ 261,734		₩ 246,824	₩ 189,789
Credit card commission	425,796		424,316	407,689
Brokerage commission	1,605		551	775
Others	11,795		8,286	8,445
Total	₩ 700,930	$ 589,711	₩ 679,977	₩ 606,698